Other Receivables and Prepayments, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Other Receivables and Prepayments Net [Abstract]
Rental deposits	$ 36,846	$ 43,838
Prepaid expenses	29,939	271,965
Advances to employees	78	47
Other receivables	66,863	315,850
Less: reserve for doubtful accounts	(47,996)	(48,069)
Other receivables, net	$ 18,867	$ 267,781